Summary Prospectus February 1, 2010


                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group


DWS HIGH INCOME FUND






CLASS/Ticker    A   KHYAX    B   KHYBX    C   KHYCX    INST   KHYIX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information and other information about the fund online at https://www.dws-investments.com/ mutualpros. You can also get this information at no cost by e-mailing a request to inquiry.info@dws.com, calling (800) 621-1048 (A, B, C) and (800) 730-1313
(INST) or asking your financial advisor. The prospectus and Statement of Additional Information, both dated February 1, 2010, as may be supplemented from time to time, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks the highest level of current income obtainable from a diversified portfolio of fixed-income securities which portfolio management considers consistent with reasonable risk. As a secondary objective, the fund will seek capital gain where consistent with its primary objective.



FEES AND EXPENSES OF THE FUND


These are the fees you may pay when you buy and hold shares in this fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 17) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (p. II-10).


SHAREHOLDER FEES (paid directly from your investment)


                                                       A          B          C       INST
                                            ------------  ---------  ---------  ---------
Maximum sales charge (load) on purchases,
as % of offering price                            4.50      None       None       None
-------------------------------------------       ----      --         --         --
Maximum contingent deferred sales charge
(load), as % of redemption proceeds           None(1)     4.00       1.00         None
-------------------------------------------   --------    ----       ----         --
Redemption/exchange fee on shares owned
less than 30 days, as % of redemption pro-
ceeds                                             2.00    2.00       2.00       2.00
-------------------------------------------   --------    ----       ----       ----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                                    A          B          C        INST
                                            ---------  ---------  ---------  ----------
Management fee                                  0.45       0.45       0.45       0.45
-------------------------------------------     ----       ----       ----       ----
Distribution/service
(12b-1) fees                                    0.23       1.00       1.00      None
-------------------------------------------     ----       ----       ----      -----
Other expenses (includes an administrative
fee)                                            0.28       0.32       0.27       0.22
-------------------------------------------     ----       ----       ----      -----
TOTAL ANNUAL FUND OPERATING EXPENSES            0.96       1.77       1.72       0.67
-------------------------------------------     ----       ----       ----      -----

(1) Investments of $1 million or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 0.85% if redeemed within 12 months of purchase and 0.50% if redeemed within the following six months.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C    INST
-------  --------  --------  --------  ------
1        $ 544     $ 580     $ 275     $68
--       -----     -----     -----     ---
3          742       857       542     214
--       -----     -----     -----     ---
5          957     1,159       933     373
--       -----     -----     -----     ---
10       1,575     1,674     2,030     835
--       -----     -----     -----     ---

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C    INST
-------  --------  --------  --------  ------
1        $ 544     $ 180     $ 175     $68
--       -----     -----     -----     ---
3          742       557       542     214
--       -----     -----     -----     ---
5          957       959       933     373
--       -----     -----     -----     ---
10       1,575     1,674     2,030     835
--       -----     -----     -----     ---

Class B converts to Class A after six years; the Example for Class B reflects lower fees incurred in Class A after this conversion.


PORTFOLIO TURNOVER

The fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account.

These costs are not reflected in annual fund operating expenses or in the expense example, but are reflected in fund performance.

During the most recent fiscal year, the fund's portfolio turnover rate was 69% of the average value of its portfolio.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund generally invests at least 65% of net assets, plus the amount of any borrowings for investment purposes, in junk bonds, which are those rated below the fourth highest credit rating category (that is, grade BB/Ba and below). The fund may invest up to 50% of total assets in bonds denominated in US dollars or foreign currencies from foreign issuers. The fund invests in securities of varying maturities and intends to maintain a dollar-weighted effective average portfolio maturity that will not exceed ten years.


MANAGEMENT PROCESS. Portfolio management focuses on cash flow and total return analysis, and broad diversification among countries, sectors, industries and individual issuers and maturities. Portfolio management uses an active process that emphasizes relative value in a global environment, managing on a total return basis, and using intensive research to identify stable to improving credit situations that may provide yield compensation for the risk of investing in junk bonds.


The investment process involves a bottom-up approach, where relative value and fundamental analysis are used to select the best securities within each industry, and a top-down approach to assess the overall risk and return in the market and which considers macro trends in the economy. To select securities or investments, portfolio management:

o analyzes economic conditions for improving or undervalued sectors and industries;

o uses independent credit research and on-site management visits to evaluate individual issuers' debt service, growth rate, and both downgrade and upgrade potential;

o  assesses new offerings versus secondary market opportunities; and

o seeks issuers within attractive industry sectors and with strong long-term fundamentals and improving credits.



OTHER INVESTMENTS AND TECHNIQUES
--------------------------------------------------------------------------------

DERIVATIVES. The fund may use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities) for hedging, risk management or non-hedging purposes to seek to enhance potential gains. The fund may use derivatives as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs. In particular, portfolio management may use future contracts, currency options, forward currency contracts and credit default swaps.

SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.

--------------------------------------------------------------------------------


MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.


CREDIT RISK. A fund purchasing debt securities faces the risk that the creditworthiness of an issuer may decline, causing the value of the debt securities to decline. In addition, an issuer may not be able to make timely payments on the interest and/or principal on the debt security it has issued. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade debt securities. In some cases, debt securities, particularly high-yield debt securities, may decline in credit quality or go into default. Because the fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


FOREIGN INVESTMENT RISK. To the extent the fund invests in companies based outside the US, it faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities. Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency exchange or seize foreign investments. The investments of the fund may also be subject to foreign withholding taxes. Foreign transactions and custody of assets may involve delays in payment, delivery or recovery of money or investments. Foreign investment risks are greater in emerging markets than in developed markets. Emerging market investments are often considered speculative. Emerging market countries typically have economic and political systems that are less developed, and can be expected to be less stable than developed markets. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation.



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SUMMARY PROSPECTUS February 1, 2010                       DWS High Income Fund

SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.


For more about fund risks, including additional risk factors not discussed in this summary prospectus, see the fund's prospectus and Statement of Additional Information.


PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). As always, past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.



[GRAPHIC APPEARS HERE]






  -9.22      3.37       -1.01     25.01      12.33      4.00      10.27      1.01    -23.64    41.61
    2000       2001    2002       2003       2004       2005      2006       2007    2008      2009




Best Quarter: 15.28%, Q2 2009   Worst Quarter: -16.05%, Q4 2008

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2009 expressed as a %)

These returns include sales charges, if any. Performance of a broad-based index is shown for comparison. Indexes have no sales charges and cannot be invested in directly. After-tax returns (which are shown only for Class A and would be different for other classes) reflect the highest individual federal income tax rates in effect at the time, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Performance of Class B shares does not assume the conversion to Class A shares after six years.



                                CLASS           1          5         10
                            INCEPTION        YEAR      YEARS      YEARS   SINCE INCEPTION
                          -----------  ----------  ---------  ---------  ----------------
CLASS A before tax          1/26/78        35.24       3.65       4.55            -
-------------------------   -------        -----       ----       ----            -
  After tax on
  distributions()                          31.17       0.58       0.68            -
  After tax on distribu-
  tions, with sale                         22.51       1.27       1.30            -
------------------------- -------          -----       ----       ----            -
CLASS B before tax          5/31/94        37.44       3.61       4.18            -
-------------------------   -------        -----       ----       ----            -
CLASS C before tax          5/31/94        40.45       3.85       4.21            -
-------------------------   -------        -----       ----       ----            -
INST CLASS before tax       8/19/02        41.64       4.93         -           9.20
-------------------------   -------        -----       ----       ----          ----
CREDIT SUISSE HIGH
YIELD INDEX                                54.22       5.99       7.07            -
------------------------- -------          -----       ----       ----          ----
  INST Class incep-
  tion                                        -          -          -           9.94
------------------------- -------          -----       ----       ----          ----

INST Class index comparison began on 8/31/02.

CREDIT SUISSE HIGH YIELD INDEX is an unmanaged trader-priced portfolio, constructed to mirror the global high-yield debt market.


MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

GARY SULLIVAN, CFA. Managing Director of Deutsche Asset Management and Portfolio Manager of the fund. Joined the fund in 2006.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                           AUTOMATIC
                                 UGMAS/   INVESTMENT
              NON-IRA    IRAS     UTMAS        PLANS
         ------------  ------  --------  -----------
A B C        1,000      500     1,000        500
-------      -----      ---     -----        ---
INST     1,000,000      N/A      N/A         N/A
-------  ---------      ---     -----        ---

For participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor there is no minimum initial investment for Class A, B and C shares and no minimum additional investment for Class A shares. Institutional Class shares also have no additional investment minimum. The minimum additional investment for all other instances is $50. The maximum Automatic Investment Plan investment is $250,000.


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SUMMARY PROSPECTUS February 1, 2010                       DWS High Income Fund

TO PLACE ORDERS


MAIL           First Investment         DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class A, B or C shares: (800) 621-1048
                                        M - F 9 a.m. - 6 p.m. ET
                                        Institutional Class shares: (800) 730-1313
                                        M - F 8:30 a.m. - 6 p.m. ET
TDD LINE                                (800) 728-3006, M - F 9 a.m. - 6 p.m. ET


You can buy or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Effective March 1, 2010, Class B shares will be closed to new purchases, except for exchanges and the reinvestment of dividends. Institutional Class shares are generally available only to qualified institutions.



TAX INFORMATION


The fund's distributions (dividend distributions are expected to be paid monthly and capital gains distributions are expected to be paid annually) are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


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SUMMARY PROSPECTUS February 1, 2010                       DWS High Income Fund
DHIF-SUM